Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

The following table details acquired intangible assets (in thousands):

		March 31, 2025			December 31, 2024
Intangible Assets	Amortization Period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships	2-5 years	$7,786	$(7,786)	-	$7,737	$(7,737)	$-
Business technology/IP	5 years	4,377	(4,116)	261	4,167	(4,008)	158
Capitalized internal-use software	3 years	2,763	(55)	2,708	1,648	(4)	1,644
Total intangible assets		$14,926	$(11,957)	2,969	$12,225	$(10,423)	$1,802

The following table details intangible assets (dollars in thousands):

		December 31, 2024			December 31, 2023
Intangible Assets	Amortization Period	Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
Customer relationships	2-5 years	$7,812	$(7,762)	$50	$7,812	$(4,100)	$3,712
Business technology/IP	5 years	2,765	(2,657)	108	2,675	(1,328)	1,347
Capitalized internal-use software	3 years	1,648	(4)	1,644	-	-	-
Total intangible assets		$12,225	$(10,423)	$1,802	$10,487	$(5,428)	$5,059

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

The estimated future amortization expense related to intangible assets as of March 31, 2025 is as follows (in thousands):

Year	Amount
2025 (remainder)	$637
2026	996
2027	921
2028	415
Thereafter	-
Total	$2,969

The estimated future amortization expense related to intangible assets as of December 31, 2024, is as follows (dollars in thousands):

Year	Amount
2025	$580
2026	640
2027	568
2028	14
2029	-
Total	$1,802